Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets and liablities
12. Deferred tax assets and liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2021	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at January 1, 2021	-430	-5 269	-340	-159	-10	-1 344	-7 552

Net deferred tax balance at January 1, 2021	-241	-3 918	797	2 343	497	1 314	792

At January 1, 2021	-241	-3 918	797	2 343	497	1 314	792

Credited/(charged) to income	-27	567	-22	-215	-121	127	309

Charged to equity						-35	-35

Credited/(charged) to other comprehensive income			-323			6	-317

Impact of acquisitions of businesses		-58			12		-46

Other movements	12	12	-17	-3	-14	-20	-30

Net deferred tax balance at December 31, 2021	-256	-3 397	435	2 125	374	1 392	673

Gross deferred tax assets at December 31, 2021	125	1 307	1 026	2 273	374	2 727	7 832

Gross deferred tax liabilities at December 31, 2021	-381	-4 704	-591	-148		-1 335	-7 159

Net deferred tax balance at December 31, 2021	-256	-3 397	435	2 125	374	1 392	673

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 089

Deferred tax assets at December 31, 2021							3 743

Deferred tax liabilities at December 31, 2021							-3 070

Net deferred tax balance at December 31, 2021							673

Gross deferred tax assets at January 1, 2020	108	1 469	1 078	2 446	255	2 596	7 952

Gross deferred tax liabilities at January 1, 2020	-390	-3 610	-291	-287	-7	-1 325	-5 910

Net deferred tax balance at January 1, 2020	-282	-2 141	787	2 159	248	1 271	2 042

At January 1, 2020	-282	-2 141	787	2 159	248	1 271	2 042

Credited/(charged) to income	89	110	-25	212	-164	71	293

Charged to equity						9	9

Charged to other comprehensive income			-3			-36	-39

Impact of acquisitions of businesses	5	-1 945		-3	408	34	-1 501

Other movements	-53	58	38	-25	5	-35	-12

Net deferred tax balance at December 31, 2020	-241	-3 918	797	2 343	497	1 314	792

Gross deferred tax assets at December 31, 2020	189	1 351	1 137	2 502	507	2 658	8 344

Gross deferred tax liabilities at December 31, 2020	-430	-5 269	-340	-159	-10	-1 344	-7 552

Net deferred tax balance at December 31, 2020	-241	-3 918	797	2 343	497	1 314	792

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to: [1]							4 411

Deferred tax assets at December 31, 2020							3 933

Deferred tax liabilities at December 31, 2020							-3 141

Net deferred tax balance at December 31, 2020							792

[1] The December 31, 2020 offsetting amount and deferred tax assets and deferred tax liabilities after offsetting the deferred tax assets and liabilities within the same tax jurisdiction have been adjusted from the previously reported amounts, due to a change in the presentation of the deferred tax assets and deferred tax liabilities on the consolidated balance sheet, to conform with the 2021 presentation. The net deferred tax balance at December 31, 2020 did not require adjustment (see the paragraphs below in this Note 12 for additional disclosures).

The December 31, 2020, presentation of deferred tax liabilities and deferred tax assets on the consolidated balance sheet has been adjusted. This adjustment was made to conform with the December 31, 2021, presentation to offset all deferred tax liabilities and deferred tax assets within the same tax jurisdiction and when a legally enforceable right to offset current tax assets against current tax liabilities exists.
In the December 31, 2020, consolidated balance sheet, deferred tax liabilities and deferred tax assets were presented on gross basis and not fully netted as required for presentation in the consolidated balance sheet, because only certain portions of deferred tax amounts were offset.
The correction resulted in a decrease in the previously reported December 31, 2020, deferred tax liabilities, total non-current liabilities, total liabilities, and total equity and liabilities by USD 4.3 billion and a corresponding USD 4.3 billion decrease in deferred tax assets, total non-current assets, and total assets. The correction resulted only in the net presentation of these deferred tax amounts in the consolidated balance sheet, with no impact to the consolidated income statement, statement of comprehensive income, statement of changes in equity and statement of cash flows, and management concluded the item was not material to the previously issued consolidated financial statements.
Deferred tax liabilities have not been recognized for the withholding tax and other taxes that would be payable on the remittance of earnings of foreign subsidiaries, as the Group has the ability to control any future reversal and the unremitted earnings are retained in the foreign subsidiaries for reinvestment. The total unremitted earnings retained for reinvestment in the Group’s foreign subsidiaries that would be subject to withholding tax or other taxes if remitted to the Group are estimated at approximately USD 29 billion in 2021 (2020: USD 27 billion).
The gross value of tax-loss carry-forwards that have or have not been capitalized as deferred tax assets, with their expiry dates, is as follows:
(USD millions)	Not capitalized	Capitalized	2021 total

One year	15	4	19

Two years	14	6	20

Three years	37	10	47

Four years	26	11	37

Five years	146	20	166

More than five years	3 536	1 872	5 408

Not subject to expiry	418	684	1 102

Total	4 192	2 607	6 799

(USD millions)	Not capitalized	Capitalized	2020 total

One year	20		20

Two years	1	5	6

Three years	2	6	8

Four years	23		23

Five years	11	40	51

More than five years [1]	3 400	2 291	5 691

Not subject to expiry	323	683	1 006

Total	3 780	3 025	6 805

[1] Not capitalized more than five years includes USD 3.2 billion attributable to US state tax-loss carry-forwards, of which USD 1.6 billion relates to The Medicines Company, which was acquired in 2020 (see Note 2).

(USD millions)	2021	2020	2019

Tax losses carried forward that expired	18	14	9

Deferred tax assets related to taxable losses of relevant Group entities are recognized to the extent it is considered probable that future taxable profits will be available against which such losses can be utilized in the foreseeable future.
The Basel-Stadt cantonal tax reform was approved by voters in February 2019, with parts of the reform retroactively enacted per January 1, 2019. The newly enacted tax rate resulted in a decrease of the blended cantonal and federal tax rate from 22% to 13%. This change impacted the Group’s Basel-Stadt-domiciled operating subsidiaries.
The Swiss federal tax reform was approved by voters in May 2019. The enactment of the Swiss federal tax reform required the abolishment of the holding company tax regimes as of January 1, 2020. As a result, the holding company tax rate increased from the current 8% to 13%, effective January 1, 2020.
The enactment of these Swiss tax reforms required a revaluation of the deferred tax assets and liabilities to the newly enacted tax rates at the date of enactment.
The following table shows the impact on the revaluation of deferred assets and liabilities in 2019, as at the respective dates of the enactment of the Swiss tax reforms:
(USD millions)	Income statement continuing operations	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	234		234

Items previously recognized in other comprehensive income [1]		-358	-358

Total revaluation of deferred tax assets and liabilities	234	-358	-124

[1] Related to post-employment benefits